Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other Income (Expenses), Net
1
9
. OTHER INCOME (EXPENSES), NET
The following table summarizes other income (expenses), net recognized for the years ended December 31, 2018, 2019 and 2020:

		Year Ended December 31
		2018	2019	2020
	Notes	RMB	RMB	RMB	US$
					(Note 2.5)
Loss from conversion of 2017 Notes	1 5	(18,375)	—	—	—
Loss from conversion of Onshore Convertible Loan s	1 5	(8,548)	—	—	—
Loss from issuance of 2018 Notes	1 5	(5,081)	—	—	—
Loss on termination agreement with Everest	1 8	—	(23,039)	—	—
Income of incentive payment from depository bank	1 1	—	—	2,348	360
Fair value change of short-term investments		—	703	11,288	1,730
Fair value change of put right liabilities		—	—	3,024	463
Income from other financial assets		13,622	—	—	—
Net foreign exchange gains (losses)		742	1,619	(22,126)	(3,391)
Subsidy income (3)		750	568	11,633	1,783
Gains on deconsolidation of a subsidiary	9	—	—	407,598	62,467
Fair value change of other financial assets		—	42	—	—
Others		110	(98)	(873)	(134)

		(16,780)	(20,205)	412,892	63,278

(3)
For the year ended December 31, 2020, subsidy income consists primarily of the government grant of RMB10 million. The government grant was granted by the project management office of Shanghai Zhangjiang Science City to support the research and development activities in the local region.